Long Term Loan to a Third-Party (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Apr. 03, 2023
Long Term Loan to a Third-Party [Line Items]
Lend the borrower		$ 4,464,809
Maturity date				Apr. 03, 2025
Fixed interest rate				4.50%
Interest income	$ 44,877
Loan amount		1,500,000
Remaining balance		$ 500,000
Management Capital Limited [Member]
Long Term Loan to a Third-Party [Line Items]
Lend the borrower				$ 2,000,000